ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Disclosure of detailed information about joint operations [Table Text Block]
	December 31, 2019	December 31, 2018
U.S.A.	$2,305	$457
Sweden	99	159
Total	$2,404	$616